Quarterly Financial Information (Unaudited) (Details) - Schedule of unaudited condensed statement of operations - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Loss from operations	$ (1,525,798)	$ (181,964)	$ (208,668)	$ (352,308)
Change in fair value of warrant liabilities	(1,725,000)		(1,585,500)	(8,613,000)
Financing costs			(688,530)
Change in fair value of derivative warrant liabilities		(1,585,500)		(8,613,000)
Financing cost – derivative warrant liabilities		(688,530)		(688,530)
Interest earned on investments held in Trust Account		91,049	91,049	191,130
Total other (expense) income		(2,182,981)	(2,182,981)	(9,110,400)
Net loss	(3,183,527)	$ (2,364,945)	$ (2,391,649)	(9,462,708)
Class A Ordinary Shares [Member]
Condensed Income Statements, Captions [Line Items]
Net loss
Basic and Diluted weighted-average shares outstanding (in Shares)	34,500,000	34,085,526	34,085,526	34,312,500
Basic and Diluted net loss pershare (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.01
Class B Ordinary Shares [Member]
Condensed Income Statements, Captions [Line Items]
Net loss
Basic and Diluted weighted-average shares outstanding (in Shares)	8,625,000	8,625,000	8,625,000	8,280,711
Basic and Diluted net loss pershare (in Dollars per share)	$ (0.38)	$ (0.28)	$ (0.29)	$ (1.17)
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Loss from operations		$ (181,964)	$ (208,668)	$ (352,308)
Change in fair value of warrant liabilities
Financing costs
Change in fair value of derivative warrant liabilities
Financing cost – derivative warrant liabilities
Interest earned on investments held in Trust Account		91,049	91,049	191,130
Total other (expense) income		91,049	91,049	191,130
Net loss		$ (90,915)	$ (117,619)	$ (161,178)
As Previously Reported [Member] | Class A Ordinary Shares [Member]
Condensed Income Statements, Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)		34,085,526	34,085,526	34,312,500
Basic and Diluted net loss pershare (in Dollars per share)			$ 0.00	$ 0.01
As Previously Reported [Member] | Class B Ordinary Shares [Member]
Condensed Income Statements, Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)		8,625,000	8,625,000	8,280,711
Basic and Diluted net loss pershare (in Dollars per share)		$ (0.02)	$ (0.02)	$ (0.04)
Restatement Adjustment [[Member]
Condensed Income Statements, Captions [Line Items]
Loss from operations
Change in fair value of warrant liabilities			(1,585,500)	(8,613,000)
Financing costs			(688,530)
Change in fair value of derivative warrant liabilities		(1,585,500)		(8,613,000)
Financing cost – derivative warrant liabilities		(688,530)		(688,530)
Interest earned on investments held in Trust Account
Total other (expense) income		(2,274,030)	(2,274,030)	(9,301,530)
Net loss		$ (2,274,030)	$ (2,274,030)	$ (9,301,530)
Restatement Adjustment [[Member] | Class A Ordinary Shares [Member]
Condensed Income Statements, Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)
Basic and Diluted net loss pershare (in Dollars per share)
Restatement Adjustment [[Member] | Class B Ordinary Shares [Member]
Condensed Income Statements, Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)
Basic and Diluted net loss pershare (in Dollars per share)		$ (0.26)	$ (0.26)	$ (1.12)